As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

The Merger Fund VL
Schedule of Investments
March 31, 2009
(Unaudited)

	Shares			Value
	COMMON STOCKS - 65.41%
		ACQUISITION CORPORATIONS - 8.86%
	12,200	GHL Acquisition Corp. (a) (d)		114,314
	900	Hicks Acquisition Co. 1 Inc. (a)(b)		8,478
	11,800	Liberty Acquisition Holdings Corp. (a)(e)		103,604
	3,500	Sapphire Industrials Corp. (a)		33,355
	6,700	Triplecrown Acquisition Corp. (a)		62,779
	5,800	United Refining Energy Corp. (a)		55,622
	11,000	Victory Acquisition Corporation (a)(e)		108,900
				487,052
		AEROSPACE & DEFENSE - 4.06%
	5,300	Axsys Technologies, Inc. (a)(d)		222,812
		BIOTECHNOLOGY - 1.70%
	4,700	CV Therapeutics (a)		93,436

		BROADCASTING & CABLE TV - 0.04%
	1,100	CC Media Holdings, Inc. (a)		1,936
		CABLE & SATELLITE TV - 2.98%
	7,900	Comcast Corporation Class A (e)		101,673
	3,100	Liberty Media Corporation Series A (a)		61,845
				163,518
		COMMODITY CHEMICALS - 1.99%
	19,000	NOVA Chemicals Corp. (e)		109,440
		COMMUNICATIONS EQUIPMENT - 0.06%
	18,900	Nextwave Wireless Inc. (a)		3,024
		COMPUTER HARDWARE - 0.80%
	6,000	Sun Microsystems Inc. (a)		43,920
		DIVERSIFIED CHEMICALS - 1.32%
	23,100	Huntsman Corporation		72,303
		DIVERSIFIED METALS & MINING - 1.83%
	1,200	Compass Minerals International Inc. (d)		67,644
	85,597	OZ Minerals Ltd.		33,033
				100,677
		FERTILIZERS & AGRICULTURAL CHEMICALS - 1.81%
	1,400	CF Industries Holdings Inc. (e)		99,582
		HIGHWAY & RAILTRACKS - 0.87%
	750	Societe des Autoroutes PRR		47,820
		HOME ENTERTAINMENT SOFTWARE - 0.18%
	1,200	Take-Two Interactive Software, Inc. (b)		10,020
		INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.37%
	5,000	Constellation Energy Group Inc. (e)		103,300
	4,660	NRG Energy Inc. (a)		82,016
				185,316
		INTEGRATED OIL & GAS - 3.17%
	660	Origin Energy Limited		6,792
	6,300	Petro-Canada (c)		167,454
				174,246
		INTEGRATED TELECOMMUNICATION SERVICES - 5.73%
	6,900	Embarq Corporation (c)		261,165
	104,500	PCCW Ltd.		53,662
				314,827
		INTERNET SOFTWARE & SERVICES - 1.28%
	5,500	Yahoo! Inc. (a)		70,455
		INVESTMENT BANKING & BROKERAGE - 1.09%
	6,900	thinkorswim Group Inc. (a)		59,616
		MOVIES & ENTERTAINMENT - 0.43%
	8,900	Live Nation Inc. (a)(e)		23,763
		OIL & GAS EXPLORATION & PRODUCTION - 1.99%
	3,600	Pure Energy Resources Limited (a)		20,652
	60,200	UTS Energy Corp. (a)		81,171
	1,100	Verenex Energy Inc. (a)(e)		7,791
				109,614
		OIL & GAS STORAGE & TRANSPORTATION - 2.01%
	6,300	Magellan Midstream Holdings LP (d)		110,250
		PHARMACEUTICALS - 12.52%
	2,800	Elan Corporation plc - ADR (a)(c)		18,592
	11,335	Schering Plough Corp. (c)		266,939
	9,347	Wyeth (b)		402,295
				687,826
		SPECIALTY CHEMICALS - 5.88%
	4,100	Rohm and Haas Company (e)		323,244
		WIRELESS TELECOMMUNICATION SERVICES - 1.44%
	9,600	Centennial Communications Corp. (a)		79,296
		TOTAL COMMON STOCKS (Cost $3,535,639)		3,593,993

	PREFERRED STOCKS - 3.11%
	8,200	Citigroup Inc. Preferred Series AA (d)		125,296
	3,000	Citigroup Inc. Preferred Series F		45,690
		TOTAL PREFERRED STOCKS (Cost $95,326)		170,986

	CONVERTIBLE PREFERRED STOCKS - 0.17%
	31	SLM Corporation Series C (a)(b)(f)		9,354
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,659)		9,354

	MUTUAL FUNDS - 1.80%
	12,000	Eaton Vance Floating-Rate Income Trust		99,120
		TOTAL MUTUAL FUNDS (Cost $122,062)		99,120

	Contracts (100 shares per contract)
		PURCHASED PUT OPTIONS - 0.33%
		Citigroup Inc.
	22	Expiration: June, 2009, Exercise Price: $5.00		6,490
		Energy Select Sector SPDR Fund
	2	Expiration: April, 2009, Exercise Price: $49.00		1,325
		Healthcare Select Sector SPDR Fund
	6	Expiration: June, 2009, Exercise Price: $25.00		1,140
	2	Expiration: June, 2009, Exercise Price: $29.00		980
		iShares Nasdaq Biotech
	3	Expiration: April, 2009, Exercise Price: $70.00		1,350
		Materials Select Sector SPDR Fund
	6	Expiration: April, 2009, Exercise Price: $21.00		240
	10	Expiration: June, 2009, Exercise Price: $25.00		3,700
		Rohm and Haas Company
	32	Expiration: April, 2009, Exercise Price: $55.00		80
		Technology Select Sector SPDR Fund
	30	Expiration: May, 2009, Exercise Price: $17.00		510
		Utilities Select Sector SPDR Fund
	9	Expiration: June, 2009, Exercise Price: $27.00		2,160
		TOTAL PURCHASED PUT OPTIONS (Cost $46,337)		17,975

	Principal
	Amount
	ESCROW NOTES - 0.14%
	18,300	Price Communications Liquidating Trust (a)(f)		7,869
		TOTAL ESCROW NOTES (Cost $7,869)		7,869

	CORPORATE BONDS - 2.71%
		ERAC USA Finance Co.
	$150,000	1.424%, 04/30/2009 (b)		148,908
		TOTAL CORPORATE BONDS (Cost $148,976)		148,908

	Shares
	SHORT-TERM INVESTMENTS - 15.70%
		Money Markets - 15.70%
	112,925	Fidelity Institutional Prime Money Market Portfolio (b)		112,925
	250,000	First American Government Obligations Fund (b)		250,000
	250,000	First American Prime Obligations Fund (b)		250,000
	250,000	First American Treasury Obligations Fund (b)		250,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $862,925)		862,925
		Total Investments (Cost $4,849,793) - 89.37% (g)(h)		$4,911,130

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(f)	Fair-valued security.
(g)	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 4,993,762
	Gross unrealized appreciation	244,731
	Gross unrealized depreciation	(327,363)
	Net unrealized depreciation	$ (82,632)

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer
	to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.
(h)	FAS 157 - Summary of Fair Value Exposure at March 31, 2009

	Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized
	in the three broad levels listed below:

	Level 1 — Quoted prices in active markets for identical securities.
	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speeds, credit risk, etc.).
	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining
	the fair value of investments).

	Investments whose values are based on quoted market prices in active markets, and are therefore
	classified within level 1, include active listed equities (long and short), preferred stock, options (purchased
	and written) and mutual funds.

	Investments that trade in markets that are not considered to be active, but are valued based on quoted
	market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified
	within level 2. These include corporate bonds, equity swap contracts and forward currency exchange contracts.

	Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or
	not at all. Level 3 instruments include convertible preferred stocks and escrow notes that are fair valued by
	the Fund.

	The inputs or methodology used for valuing securities are not an indication of the risk associated with
	investing in those securities.

	The following tables provide the fair value measurements of applicable Fund assets and liabilities by level
	within the fair value hierarchy for the Fund as of March 31, 2009. These assets and liabilities are
	measured on a recurring basis.

	The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009.

	Description	Investments in Securities	Securities Sold Short and Written Option Contracts	Other Financial Instruments *
	Level 1 - Quoted prices	$ 4,724,347	$ 1,361,966	$ -
	Level 2 - Other significant observable inputs	169,560	-	(25,759)
	Level 3 - Significant unobservable inputs	17,223	-	-
	Total	$ 4,911,130	$ 1,361,966	$ (25,759)

	* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as equity swap contracts
	and forward currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
	Other financial instruments includes unrealized depreciation of $3,751 for equity swap contracts and $22,008 for forward
	currency exchange contracts.

	Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used
	to determine fair value.

		Investments in Securities	Other Financial Instruments
	Balance as of 12/31/08	$ 21,974	$ -
	Accrued discounts / premiums	-	-
	Realized gain (loss)	-	-
	Change in unrealized appreciation (depreciation)	(4,751)	-
	Net purchases (sales)	-	-
	Transfers in and / or out of Level 3	-	-
	Balance as of 3/31/09	$ 17,223	$ -

The Merger Fund VL
Schedule of Securities Sold Short
March 31, 2009
(Unaudited)

Shares		Value
700	Agrium Inc.	$25,053
9,455	CenturyTel, Inc.	265,875
70,819	Citigroup Inc.	179,172
7,900	Comcast Corporation Class A	107,756
3,100	DirecTV Group Inc.	70,649
1,948	Exelon Corporation	88,420
5,300	iShares CDN S&P/TSX Capped Energy Index	56,834
3,984	Magellan Midstream Partners LP	117,010
6,536	Merck & Co. Inc.	174,838
9,203	Pfizer Inc.	125,345
806	SLM Corporation	3,990
512	Suncor Energy, Inc.	11,371
2,743	TD Ameritrade Holding Corporation	37,881
6,431	Ticketmaster Entertainment Inc.	23,730
	Total Securities Sold Short (Proceeds $1,155,336)	$1,287,924

The Merger Fund VL
Schedule of Options Written
March 31, 2009
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Axsys Technologies, Inc.
35	Expiration: April, 2009, Exercise Price: $35.00	$27,475
18	Expiration: April, 2009, Exercise Price: $40.00	7,470
	CF Industries Holdings Inc.
7	Expiration: April, 2009, Exercise Price: $65.00	4,900
	Citigroup Inc.
22	Expiration: June, 2009, Exercise Price: $5.00	352
	Compass Minerals International Inc.
12	Expiration: April, 2009, Exercise Price: $50.00	8,700
	CV Therapeutics
17	Expiration: April, 2009, Exercise Price: $15.00	8,330
10	Expiration: April, 2009, Exercise Price: $20.00	50
	Elan Corporation plc
16	Expiration: April, 2009, Exercise Price: $7.00	720
	Petro-Canada
39	Expiration: April, 2009, Exercise Price: $25.00	9,750
	Yahoo! Inc.
55	Expiration: April, 2009, Exercise Price: $12.00	6,215
		73,962
PUT OPTIONS
	Rohm and Haas Company
32	Expiration: April, 2009, Exercise Price: $40.00	80
	Total Options Written (Premiums received $84,516)	$74,042

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a - 15(b) or 15d -15(b) under the Securities Exchange Act of 1934.  Based on their review,  such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)   /s/ Frederick W. Green
                                                   Frederick W. Green, President

Date                      5/22/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Frederick W. Green
                                                       Frederick W. Green, President

Date                      5/22/09

By (Signature and Title)*     /s/ Bonnie L. Smith
                                                        Bonnie L. Smith, Treasurer

Date                      5/15/09

* Print the name and title of each signing officer under his or her signature.